Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.2%

CANADA — 6.7%
Shopify, Inc., Class A *	9,463	$1,406,297

ISRAEL — 0.7%
Oddity Tech Ltd., Class A *	2,344	146,031

UNITED STATES — 91.8%
Affirm Holdings, Inc. *	4,962	362,623
Alnylam Pharmaceuticals, Inc. *	1,165	531,240
Amazon.com, Inc. *	6,520	1,431,596
AppLovin Corp., Class A *	478	343,462
Aurora Innovation, Inc. *	41,532	223,857
Block, Inc. *	3,433	248,103
Chewy, Inc., Class A *	6,469	261,671
Circle Internet Group, Inc. *	225	29,830
Cloudflare, Inc., Class A *	5,970	1,281,102
CoStar Group, Inc. *	5,780	487,659
Datadog, Inc., Class A *	2,741	390,318
Denali Therapeutics, Inc. *	5,805	84,289
DoorDash, Inc., Class A *	4,570	1,242,994
Doximity, Inc., Class A *	3,974	290,698
DraftKings, Inc., Class A *	9,144	341,986
Duolingo, Inc. *	1,839	591,864
Ensign Group, Inc. (The)	1,655	285,934
Figma, Inc., Class A *	1,740	90,254
Ginkgo Bioworks Holdings, Inc. *	940	13,705
Globant SA *	981	56,290
Guardant Health, Inc. *	5,469	341,703
Inspire Medical Systems, Inc. *	1,231	91,340
Insulet Corp. *	1,006	310,582
Knife River Corp. *	2,602	200,016
Lemonade, Inc. *	3,664	196,134
Lineage, Inc.	2,975	114,954
Meta Platforms, Inc., Class A	1,982	1,455,541
Moderna, Inc. *	5,406	139,637
Netflix, Inc. *	1,091	1,308,022
NVIDIA Corp.	7,165	1,336,846
Penumbra, Inc. *	1,055	267,253
Pinterest, Inc., Class A *	9,046	291,010
Recursion Pharmaceuticals, Inc., Class A *	6,841	33,384
Rivian Automotive, Inc., Class A *	5,974	87,698
ROBLOX Corp., Class A *	6,626	917,833
Samsara, Inc., Class A *	8,146	303,438
Sana Biotechnology, Inc. *	4,388	15,577
SharkNinja, Inc. *	2,425	250,139
Snowflake, Inc., Class A *	1,755	395,840
Sweetgreen, Inc., Class A *	13,015	103,860
Tempus AI, Inc. *	4,674	377,239
Tesla, Inc. *	1,304	579,915
Trade Desk, Inc. (The), Class A *	7,270	356,303
Watsco, Inc.	809	327,079
Wayfair, Inc., Class A *	4,984	445,221
Workday, Inc., Class A *	1,801	433,555

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
YETI Holdings, Inc. *	2,726	$90,449
		19,360,043
TOTAL INVESTMENTS — 99.2%
(cost $10,168,759)		$20,912,371
Other assets less liabilities — 0.8%		173,908
NET ASSETS — 100.0%		$21,086,279

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$20,912,371	$—	$—	$20,912,371
Total	$20,912,371	$—	$—	$20,912,371

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.